Feb. 01, 2018

LOOMIS SAYLES GLOBAL BOND FUND

Supplement dated June 29, 2018 to the Loomis Funds Prospectus, dated February 1, 2018, as may be revised or supplemented from time to time

Effective July 1, 2018, the Fund’s Board of Trustees approved a proposal to reduce the management fee rate on assets below the first breakpoint ($1 billion) from 0.575% to 0.55%. In addition, effective July 1, 2018, Loomis, Sayles & Company, L.P. has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses (exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses) to 0.69%, 0.94%, and 0.64% of the Fund’s average daily net assets for Institutional Class, Retail Class, and Class N shares, respectively.

This undertaking is in effect through January 31, 2020.

Accordingly, the Annual Fund Operating Expenses table and the Example table within the section “Fund Fees & Expenses” are amended and restated as follows with respect to the Fund:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Retail Class	Class N
Management fees[1]	0.55%	0.55%	0.55%
Distribution and/or service (12b-1) fees	0.00%	0.25%	0.00%
Other expenses	0.23%	0.23%	0.12%
Total annual fund operating expenses	0.78%	1.03%	0.67%
Fee waiver and/or expense reimbursement[2]	0.09%	0.09%	0.03%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.69%	0.94%	0.64%

1	The Fund’s operating expenses have been restated to reflect a reduction in management fees, effective as of July 1, 2018, as if such reduction had been in effect during the fiscal year ended September 30, 2017. The information has been restated to better reflect anticipated expenses of the Fund.
2	Loomis, Sayles & Company, L.P. (“Loomis Sayles” or the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.69%, 0.94% and 0.64% of the Fund’s average daily net assets for Institutional Class, Retail Class and Class N shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through January 31, 2020 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitations for Institutional Class shares, Retail Class shares, and Class N shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same, except that the examples are based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the date noted above and on the Total Annual Fund Operating Expenses for the remaining periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$70	$235	$419	$952
Retail Class	$96	$313	$554	$1,246
Class N	$65	$209	$368	$830